Document and Entity Information	Apr. 19, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 19, 2026
Entity Registrant Name	WW INTERNATIONAL, INC.
Entity Incorporation State Country Code	VA
Entity File Number	001-16769
Entity Tax Identification Number	11-6040273
Entity Address Address Line 1	18 West 18th Street
Entity Address Address Line 2	7th Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10011
City Area Code	212
Local Phone Number	589-2700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	WW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000105319
Amendment Flag	false